Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2011
Payment Date	3/15/2011
Transaction Month	11
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,014,519.14

Principal:
Principal Collections	$19,034,016.68
Prepayments in Full	$7,903,148.79
Liquidation Proceeds	$744,368.72
Recoveries	$6,487.41

Sub Total	$27,688,021.60

Collections	$30,702,540.74

Purchase Amounts:
Purchase Amounts Related to Principal	$207,386.40
Purchase Amounts Related to Interest	$704.74

Sub Total	$208,091.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$30,910,631.88

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2011
Payment Date	3/15/2011
Transaction Month	11
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,910,631.88
Servicing Fee	$702,417.41	$702,417.41	$0.00	$0.00	$30,208,214.47
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,208,214.47
Interest — Class A-2 Notes	$90,373.17	$90,373.17	$0.00	$0.00	$30,117,841.30
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$29,697,641.30
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$29,438,566.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,438,566.30
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$29,360,310.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,360,310.88
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$29,302,887.55
Third Priority Principal Payment	$2,595,214.45	$2,595,214.45	$0.00	$0.00	$26,707,673.10
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$26,635,448.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,635,448.10
Regular Principal Payment	$21,619,062.38	$21,619,062.38	$0.00	$0.00	$5,016,385.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,016,385.72
Residual Released to Depositor	$0.00	$5,016,385.72	$0.00	$0.00	$0.00

Total		$30,910,631.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,595,214.45
Regular Principal Payment					$21,619,062.38

Total					$24,214,276.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,214,276.83	$118.81	$90,373.17	$0.44	$24,304,650.00	$119.26
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$24,214,276.83	$32.20	$977,551.92	$1.30	$25,191,828.75	$33.50

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2011
Payment Date	3/15/2011
Transaction Month	11
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$150,621,947.51	0.7390675	$126,407,670.68	0.6202535
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$752,071,947.51	0.6898160	$727,857,670.68	0.6676062

Pool Information
Weighted Average APR		4.469%		4.461%
Weighted Average Remaining Term		47.10		46.29
Number of Receivables Outstanding		44,624		43,910
Pool Balance		$842,900,890.55		$814,604,082.43
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$752,715,462.01		$728,076,733.06
Pool Factor		0.7024175		0.6788368
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$12,219,061.24
Yield Supplement Overcollateralization Amount	$86,527,349.37
Targeted Overcollateralization Amount	$86,746,411.75
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$86,746,411.75
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2011
Payment Date	3/15/2011
Transaction Month	11
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	100	$407,887.53
(Recoveries)	26	$6,487.41

Net Losses for Current Collection Period		$401,400.12
Cumulative Net Losses Last Collection Period		$2,436,306.28

Cumulative Net Losses for all Collection Periods		$2,837,706.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.57%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	1.01%	407	$8,196,981.09
61-90 Days Delinquent	0.12%	46	$1,002,632.12
91-120 Days Delinquent	0.05%	16	$430,306.26
Over 120 Days Delinquent	0.05%	20	$419,947.97

Total Delinquent Receivables	1.23%	489	$10,049,867.44

Repossesion Inventory:

Repossesed in the Current Collection Period		33	$723,422.97
Total Repossesed Inventory		49	$1,230,781.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4951%
Preceding Collection Period			0.4898%
Current Collection Period			0.5812%
Three Month Average			0.5220%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1760%
Preceding Collection Period			0.1726%
Current Collection Period			0.1867%
Three Month Average			0.1784%

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